Segmented Information - Sources of earnings by reporting segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Insurance revenue	$ 26,934.8	$ 24,703.5
Insurance service expenses	(21,944.1)	(20,467.3)
Net insurance result	4,990.7	4,236.2
Cost of reinsurance	(4,977.4)	(4,509.2)
Recoveries of insurance service expenses	3,943.7	3,274.4
Net reinsurance result	(1,033.7)	(1,234.8)
Insurance service result	3,956.4	3,000.9
Other insurance operating expenses	(966.4)	(656.4)
Interest and dividends	1,681.6	828.3
Share of profit of associates	990.0	911.9
Other
Non-insurance revenue	6,614.5	5,581.6
Non-insurance expenses	(6,568.7)	(5,520.9)
Operating income (loss)	5,707.4	4,145.4
Net finance income (expense) from insurance contracts and reinsurance contract assets held	(1,605.6)	1,617.3
Net gains (losses) on investments	1,949.5	(1,573.2)
Gain (loss) on deconsolidation of insurance subsidiary	549.8	1,219.7
Interest expense	(510.0)	(452.8)
Corporate overhead and other	(430.2)	(296.7)
Earnings before income taxes	5,908.3	4,904.2
Provision for income taxes	(813.4)	(1,092.5)
Net earnings	5,094.9	3,811.7	[1]
Attributable to:
Shareholders of Fairfax	4,381.8	3,374.2
Non-controlling interests	713.1	437.5
Net earnings	5,094.9	3,811.7	[1]
Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	26,799.3	24,563.7
Insurance service result	4,135.9	3,080.9
Other insurance operating expenses	(822.1)	(701.8)
Interest and dividends	1,654.7	746.1
Share of profit of associates	761.6	721.5
Other
Operating income (loss)	5,730.1	3,846.7
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	8,077.7	7,214.7
Insurance service result	977.1	964.0
Other insurance operating expenses	(280.8)	(262.3)
Interest and dividends	443.3	234.0
Share of profit of associates	165.1	239.8
Other
Operating income (loss)	1,304.7	1,175.5
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	15,480.2	14,693.4
Insurance service result	2,828.0	1,886.7
Other insurance operating expenses	(360.4)	(293.9)
Interest and dividends	1,031.1	413.3
Share of profit of associates	469.2	429.3
Other
Operating income (loss)	3,967.9	2,435.4
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	3,241.4	2,655.6
Insurance service result	330.8	230.2
Other insurance operating expenses	(180.9)	(145.6)
Interest and dividends	180.3	98.8
Share of profit of associates	127.3	52.4
Other
Operating income (loss)	457.5	235.8
Life insurance and Run-off
Segmented Information
Insurance revenue	135.5	139.8
Insurance service result	(179.5)	(80.0)
Other insurance operating expenses	(144.3)	45.4
Interest and dividends	103.0	55.6
Share of profit of associates	76.2	56.4
Other
Operating income (loss)	(144.6)	77.4
Non-insurance companies
Segmented Information
Interest and dividends	(76.1)	26.6
Share of profit of associates	152.2	134.0
Other
Non-insurance revenue	6,614.5	5,581.6
Non-insurance expenses	(6,568.7)	(5,520.9)
Operating income (loss)	121.9	221.3
Attributable to:
Non-controlling interests	203.4	136.8
Operating segments
Segmented Information
Insurance revenue	27,341.2	25,042.7
Other
Corporate overhead and other	(182.8)	(52.2)
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	27,191.3	24,902.9
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	8,137.2	7,260.6
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	15,600.3	14,790.2
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	3,453.8	2,852.1
Operating segments | Life insurance and Run-off
Segmented Information
Insurance revenue	149.9	139.8
Operating segments | Non-insurance companies
Segmented Information
Interest and dividends	(76.1)	26.6
Other
Non-insurance revenue	6,614.5	5,581.6
Non-insurance expenses	(6,568.7)	(5,520.9)
Operating income (loss)	121.9	221.3
Intercompany insurance revenue
Segmented Information
Insurance revenue	(406.4)	(339.2)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	(392.0)	(339.2)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	(59.5)	(45.9)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	(120.1)	(96.8)
Intercompany insurance revenue | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	(212.4)	$ (196.5)
Intercompany insurance revenue | Life insurance and Run-off
Segmented Information
Insurance revenue	$ (14.4)

[1]	See note 3 for details of transition to IFRS 17.